Related Party Transactions (Predecessor) - SCH Convertible Note (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2020	Jul. 21, 2023	Apr. 30, 2023	Sep. 30, 2022	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Estimated fair value of convertible notes								$ 131,300	$ 86,400
Debt extinguishment due to warrant modification					$ 17,036
Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification					17,036
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17,500
Loss on debt extinguishment	11,200
Estimated fair value of convertible notes	26,500							25,100	25,500
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement			85.00%
Increase in additional paid in capital from debt extinguishment due to warrant modification		$ 11,800			11,800
Outstanding amount	15,800					$ 17,500		17,500	17,500
Unamortized borrowing cost	$ 500
Percentage of repayment of principal amount	175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount	175.00%
Income (expense) related to decrease (increase) in fair value		$ (400)		$ (1,300)		$ 1,700	$ 400	(2,100)	$ 1,800
SCH Convertible Note | Strathspey Crown Holdings Group, LLC ("SCH") | Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification					$ 11,800
Strathspey Crown note 2020 | Strathspey Crown Holdings Group, LLC ("SCH")
Related Party Transactions
Aggregate principal amount	$ 17,500
Outstanding amount								$ 30,600		$ 30,600
Interest rate (as a percent)	0.00%							15.79%